Note 1 - Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Nature of Operations [Text Block]
1.
Organization

Organization, Nature of Business

Avinger, Inc. (the “Company”), a Delaware corporation, was incorporated in
March
2007.
The Company designs, manufactures and sells image-guided, catheter-based systems that are used by physicians to treat patients with peripheral artery disease (“PAD”). Patients with PAD have a build-up of plaque in the arteries that supply blood to areas away from the heart, particularly the pelvis and legs. The Company manufactures and sells a suite of products in the United States (“U.S.”) and in select international markets. The Company has developed its Lumivascular platform, which integrates optical coherence tomography (
“OCT”)
visualization with interventional catheters and is the industry’s only system that provides real-time intravascular imaging during the treatment portion of PAD procedures. The Company’s Lumivascular platform consists of a capital component, Lightbox, as well as a variety of disposable catheter products. The Company’s current products include its non-imaging catheters, Wildcat and Kittycat, as well as its Lumivascular platform products, Ocelot, Ocelot PIXL and Ocelot MVRX, all of which are designed to allow physicians to penetrate a total blockage in an artery, known as a chronic total occlusion (“CTO”). In
March
2016,
the Company received
510
(k) clearance from the U.S. Food and Drug Administration (“FDA”) for commercialization of Pantheris, the Company’s image-guided atherectomy system, designed to allow physicians to precisely remove arterial plaque in PAD patients. In
May 2018,
the Company also received
510
(K) clearance from the FDA for its next-generation of Pantheris. In
April 2019,
the Company further received FDA clearance for Pantheris SV, a lower profile Pantheris, and commenced sales in
August 2019.
The Company has sales in the U.S. and select international markets. The Company is located in Redwood City, California.

Liquidity Matters

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”)
No.

2014
-
15,

Presentation of Financial Statements - Going Concern (Subtopic
205
-
40
)
requires the Company to make certain disclosures if it concludes that there is substantial doubt about the entity’s ability to continue as a going concern within one
year from the date of the issuance of these financial statements.

In the course of its activities, the Company has incurred losses and negative cash flows from operations since its inception. As of
September 30, 2019,
the Company had an accumulated deficit of
$343.2
 million. The Company expects to incur losses for the foreseeable future. The Company believes that its cash and cash equivalents of
$14.5
million at
September
30,
2019
and expected revenues and funds from operations will be sufficient to allow the Company to fund its current operations through at least the second
quarter of
2020.
Even though we received net proceeds of
$3.8
million from the sales of our common stock in our
August 2019
offering, net proceeds of
$10.2
million from the sale of our Series C Preferred Stock and common stock in our
November 2018
offering, net proceeds of
$3.0
million from the sale of common stock and warrants in our
July 2018
offering, net proceeds of
$15.5
million from the sale of our Series B preferred stock and warrants in our
February 2018
offering, and proceeds from issuance of common stock upon the exercise of warrants in the nine
months ended
September 30, 2019
of
$8.0
million, the Company will need to raise additional funds through future equity or debt financings within the next twelve
months to meet its operational needs and capital requirements for product development, clinical trials and commercialization and may
subsequently require additional fundraising. The Company can provide no
assurance that it will be successful in raising funds pursuant to additional equity or debt financings or that such funds will be raised at prices that do not
create substantial dilution for our existing stockholders. Given the recent decline in the Company’s stock price, any financing that we undertake in the next twelve
months could cause substantial dilution to our existing stockholders, there can be no
assurance that the Company will be successful in acquiring additional funding at levels sufficient to fund its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to raise additional capital in sufficient amounts or on terms acceptable to it, the Company may
have to significantly reduce its operations or delay, scale back or discontinue the development of one
or more of its products. The financial statements do
not
include any adjustments that might result from the outcome of this uncertainty. The Company’s ultimate success will largely depend on its continued development of innovative medical technologies, its ability to successfully commercialize its products and its ability to raise significant additional funding.

Additionally, due to the substantial doubt about the Company’s ability to continue operating as a going concern and the material adverse change clause in the Loan Agreement with CRG, the entire amount of borrowings at
September
30,
2019
and
December 31, 2018
has been classified as current in these financial statements. CRG has not
invoked the material adverse change clause.

Public Offerings

On
February
16,
2018,
we completed a public offering of
17,979
shares of Series B preferred stock and warrants to purchase
1,797,900
shares of common stock. As a result, we received net proceeds of approximately
$15.5
million after underwriting discounts, commissions, legal and accounting fees. The Series B preferred stock has a liquidation preference of
$0.001
per share, full ratchet price based anti-dilution protection, has no
voting rights and is subject to certain ownership limitations. The Series B preferred stock is immediately convertible at the option of the holder, has no
stated maturity, and does
not
pay regularly stated dividends or interest. Each share of Series B preferred stock is accompanied by one
Series
1
warrant that expires on the
seventh
anniversary of the date of issuance to purchase up to
50
shares of common stock and
one
Series
2
warrant that expires on the earlier of (i) the
seventh
anniversary of the date of issuance or (ii) the
60th
calendar day following the receipt and announcement of FDA clearance of our Pantheris below-the-knee device (or the same or similar product with a different name) to purchase up to
50
shares of common stock; provided, however, if at any time during such
60
-day period the volume weighted average price for any trading day is less than the then effective exercise price, the termination date shall be extended to the seven
year anniversary of the initial exercise date. FDA clearance of Pantheris SV was received in
April 2019,
triggering this
60
-day period. During the entire
60
-day period following clearance, the volume weighted average price was less than the then effective exercise price. As such, all Series
2
warrants are currently deemed to expire on the
seventh
anniversary of the date of issuance. In addition, pursuant to the Series A Purchase Agreement, we issued to CRG
41,800
shares of Series A preferred stock at the closing of the Series B Offering. The Series A preferred stock was issued in exchange for the conversion of
$38.0
million of the outstanding principal amount of their senior secured term loan (plus the back-end fee and prepayment premium applicable thereto), totaling approximately
$41.8
million. The Series A Preferred Stock is initially convertible into
2,090,000
shares of common stock subject to certain limitations contained in the Series A Purchase Agreement.

On
July
12,
2018,
we entered into a securities purchase agreement with certain investors pursuant to which we agreed to sell and issue, in a registered direct offering, an aggregate of
216,618
shares of our common stock at an offering price of
$16.425
per share. In a concurrent private placement, or the Private Placement, we agreed to issue to these investors warrants exercisable for one
share of our common stock for each
two
shares purchased in the registered direct offering, which equals an aggregate of
108,309
shares of common stock. The closing of such registered direct offering and the concurrent Private Placement occurred on
July
16,
2018,
in connection with which we received net proceeds of approximately
$3.0
million after deducting placement agent fees and other expenses payable by us. The warrants have an exercise price of
$15.80
per share of our common stock and expire on
July
16,
2021.

On
November 1, 2018,
we completed a public offering of
728,500
shares of common stock and
8,586
shares of Series C convertible preferred stock (the “Series C preferred stock”). As a result, we received net proceeds of approximately
$10.2
million after underwriting discounts, commissions, legal and accounting fees. Upon any dissolution, liquidation or winding up, whether voluntary or involuntary, holders of Series C preferred stock will be entitled to receive distributions out of our assets, whether capital or surplus, of an amount equal to
$0.001
per share of Series C preferred stock before any distributions shall be made on the common stock but after distributions shall be made on any outstanding Series A preferred stock and any of our existing or future indebtedness. The Series C preferred stock has no
voting rights.

On
August 26, 2019,
we completed a public offering of
3,813,559
shares of common stock at an offering price of
$1.18
per share. As a result, we received net proceeds of approximately
$3.8
million after underwriting discounts, commissions, legal and accounting fees and the conversion price of the outstanding shares of Series B preferred stock, issued in our
February 2018
offering, was reduced to
$1.18
per share as a result.

1.
Organization

Organization, Nature of Business

Avinger, Inc. (the “Company”), a Delaware corporation, was incorporated in
March
2007.
The Company designs, manufactures and sells image-guided, catheter-based systems that are used by physicians to treat patients with peripheral artery disease (“PAD”). Patients with PAD have a build-up of plaque in the arteries that supply blood to areas away from the heart, particularly the pelvis and legs. The Company manufactures and sells a suite of products in the United States (“U.S.”) and in select international markets. The Company has developed its Lumivascular platform, which integrates optical coherence tomography (
“OCT”)
visualization with interventional catheters and is the industry’s only system that provides real-time intravascular imaging during the treatment portion of PAD procedures. The Company’s Lumivascular platform consists of a capital component, Lightbox, as well as a variety of disposable catheter products. The Company’s current products include its non-imaging catheters, Wildcat and Kittycat, as well as its Lumivascular platform products, Ocelot, Ocelot PIXL and Ocelot MVRX, all of which are designed to allow physicians to penetrate a total blockage in an artery, known as a chronic total occlusion (“CTO”). In
March
2016,
the Company received
510
(k) clearance from the U.S. Food and Drug Administration (“FDA”) for commercialization of Pantheris, the Company’s image-guided atherectomy system, designed to allow physicians to precisely remove arterial plaque in PAD patients. In
May 2018,
the Company also received
510
(K) clearance from the FDA for its next-generation of Pantheris. The Company submitted a
510
(k) filing in respect of Pantheris SV, a lower profile Pantheris, in
August 2018
and received CE Marking approval for Pantheris SV in
October 2018.
The Company has sales in the U.S. and select international markets. The Company is located in Redwood City, California.

Liquidity Matters

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”)
No.

2014
-
15,
 Presentation of Financial Statements - Going Concern (Subtopic
205
-
40
) requires the Company to make certain disclosures if it concludes that there is substantial doubt about the entity’s ability to continue as a going concern within one
year from the date of the issuance of these financial statements. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. In the course of its activities, the Company has incurred losses and negative cash flows from operations since its inception. As of
December
31,
2018,
the Company had an accumulated deficit of
$328.9
million. The Company expects to incur losses for the foreseeable future. The Company believes that its cash and cash equivalents of
$16.4
million at
December
31,
2018
and expected revenues and funds from operations will be sufficient to allow the Company to fund its current operations through at least the fourth
quarter of
2019.
Even though we received net proceeds of
$10.2
million from the sale of our Series C Preferred Stock and common stock in our
November 2018
offering, net proceeds of
$15.5
million from the sale of our Series B preferred stock and warrants in our
February 2018
offering, and net proceeds of
$3.0
million from the sale of common stock and warrants in our
July 2018
offering, the Company will need to raise additional funds through future equity or debt financings within the next twelve
months to meet its operational needs and capital requirements for product development, clinical trials and commercialization and may
subsequently require additional fundraising. The Company can provide no
assurance that it will be successful in raising funds pursuant to additional equity or debt financings or that such funds will be raised at prices that do not
create substantial dilution for our existing stockholders. Given the recent decline in the Company’s stock price, any financing that we undertake in the next twelve
months could cause substantial dilution to our existing stockholders, there can be no
assurance that the Company will be successful in acquiring additional funding at levels sufficient to fund its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to raise additional capital in sufficient amounts or on terms acceptable to it, the Company may
have to significantly reduce its operations or delay, scale back or discontinue the development of one
or more of its products. The financial statements do
not
include any adjustments that might result from the outcome of this uncertainty. The Company’s ultimate success will largely depend on its continued development of innovative medical technologies, its ability to successfully commercialize its products and its ability to raise significant additional funding. Additionally, due to the substantial doubt about the Company’s ability to continue operating as a going concern and the material adverse change clause in the Loan Agreement with CRG, the entire amount of borrowings at
December
31,
2018
and
2017
has been classified as current in these financial statements. CRG has not
invoked the material adverse change clause.

Public Offerings

On
February
3,
2016,
the Company filed a universal shelf registration statement to offer up to
$150,000,000
of its securities and entered into an “at-the-market” program pursuant to a Sales Agreement with Cowen and Company (“Cowen”), through which it may,
from time to time, issue and sell shares of common stock having an aggregate offering value of up to
$50,000,000.
The shelf registration statement also covers the resale of the shares sold to CRG in
September
2015.
The registration statement was declared effective by the SEC on
March
8,
2016.
During the year ended
December
31,
2017,
the Company sold
18,968
shares of common stock through the “at-the-market” program at an average price of
$176.80
per common share and raised net proceeds of
$3,187,000,
after payment of
$101,000
in commissions and fees to Cowen. During the year ended
December
31,
2016,
the Company sold
2,737
shares, respectively, of common stock through the “at-the-market” program at an average price of
$1,947.40
per common share and raised net proceeds of
$5,171,000,
after payment of
$160,000
in commissions and fees to Cowen. Due to the SEC’s “baby shelf rules,” which prohibit companies with a public float of less than
$75
million from issuing securities under a shelf registration statement in excess of one
-
third
of such company’s public float in a
twelve
-month period, the Company is unable to issue more shares in its “at-the-market” program at this time.

On
February
16,
2018,
we completed a public offering of
17,979
shares of Series B preferred stock and warrants to purchase
17,979,000
shares of common stock. As a result, we received net proceeds of approximately
$15.5
million after underwriting discounts, commissions, legal and accounting fees. Each share of Series B preferred stock is accompanied by one
warrant that expires on the
seventh
anniversary of the date of issuance to purchase up to
500
shares of common stock (the “Series
1
warrants”) and
one
warrant that expires on the earlier of (i) the
seventh
anniversary of the date of issuance or (ii) the
60th
calendar day following the receipt and announcement of FDA clearance of our Pantheris below-the-knee device (or the same or similar product with a different name) to purchase up to
500
shares of common stock; provided, however, if at any time during such
60
-day period the volume weighted average price for any trading day is less than the then effective exercise price, the termination date shall be extended to the seven
year anniversary of the initial exercise date (the “Series
2
warrants”). In addition, pursuant to the Series A Purchase Agreement, we issued to CRG
41,800
shares of Series A preferred stock at the closing of the Series B Offering. The Series A preferred stock was issued in exchange for the conversion of
$38.0
million of the outstanding principal amount of their senior secured term loan (plus the back-end fee and prepayment premium applicable thereto), totaling approximately
$41.8
million. The Series A preferred stock is initially convertible into
2,090,000
shares of common stock subject to certain limitations contained in the Series A Purchase Agreement.

On
July
12,
2018,
we entered into a securities purchase agreement with certain investors pursuant to which we agreed to sell and issue, in a registered direct offering, an aggregate of
216,618
shares of our common stock at an offering price of
$16.425
per share. In a concurrent private placement, or the Private Placement, we agreed to issue to these investors warrants exercisable for one
share of our common stock for each
two
shares purchased in the registered direct offering, which equals an aggregate of
108,309
shares of common stock. The closing of such registered direct offering and the concurrent Private Placement occurred on
July
16,
2018,
in connection with which we received net proceeds of approximately
$3.0
million after deducting placement agent fees and other expenses payable by us and the conversion price of the outstanding shares of Series B preferred stock, issued in our
February 2018
offering, was reduced to
$15.80
per share as a result. The warrants have an exercise price of
$15.80
per share of our common stock and
may
be exercised from time to time beginning on
January
17,
2019
and expire on
July
16,
2021.

On
November 1, 2018,
we completed a public offering of
728,500
shares of common stock and
8,586
shares of Series C convertible preferred stock (the “Series C preferred stock”). As a result, we received net proceeds of approximately
$10.2
million after underwriting discounts, commissions, legal and accounting fees. Upon any dissolution, liquidation or winding up, whether voluntary or involuntary, holders of Series C preferred stock will be entitled to receive distributions out of our assets, whether capital or surplus, of an amount equal to
$0.001
per share of Series C preferred stock before any distributions shall be made on the common stock but after distributions shall be made on any outstanding Series A preferred stock and any of our existing or future indebtedness. The Series C preferred stock has no
voting rights.